Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries (Details) (USD $)	3 Months Ended					9 Months Ended		12 Months Ended				109 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended		12 Months Ended				12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Jun. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 13, 2019	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2010 Tempus Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2011 PMR Acquisition [Member]	Dec. 31, 2010 PMR Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2011 Aegean Blue Acquisition [Member]	Dec. 31, 2010 Aegean Blue Acquisition [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Consolidation, Eliminations, Guarantor [Member]	Mar. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Sep. 30, 2011 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2011 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2010 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2009 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2011 Consolidation, Eliminations, Guarantor [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member] PMR Acquisition [Member]	Dec. 31, 2010 Consolidation, Eliminations, Guarantor [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member] Aegean Blue Acquisition [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] PMR Acquisition [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Aegean Blue Acquisition [Member]	Mar. 31, 2013 Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2011 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2010 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2009 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2011 Parent and Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member] PMR Acquisition [Member]	Dec. 31, 2010 Parent and Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member] Aegean Blue Acquisition [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Mar. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Dec. 31, 2010 Restricted Subsidiaries [Member]	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Aug. 13, 2010 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Restricted Subsidiaries [Member]	Dec. 31, 2012 Senior Notes [Member] Restricted Subsidiaries [Member]	Dec. 31, 2011 Senior Notes [Member] Restricted Subsidiaries [Member]	Mar. 31, 2013 Consolidation, Eliminations, Guarantor [Member]	Mar. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2011 Consolidation, Eliminations, Guarantor [Member]	Mar. 31, 2013 Consolidation, Eliminations, Guarantor [Member] Senior Notes [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member] Senior Notes [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Senior Notes [Member]	Mar. 31, 2013 Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Sep. 30, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2011 Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2013 Parent and Guarantor Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member] Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Time Sharing Transactions, Allowance for Uncollectible Accounts on Receivables Sold with Recourse	$ (84,907,000)							$ (83,784,000)	$ (94,478,000)														$ (84,907,000)	$ (83,784,000)	$ (94,478,000)																																													$ 0		$ 0	$ 0				$ (72,525,000)		$ (77,970,000)	$ (71,113,000)			$ 12,382,000			$ 5,814,000	$ 23,365,000
Increase Decrease in Escrow and Restricted Cash	(14,189,000)	(8,765,000)						(6,381,000)	(1,024,000)	10,526,000																0	0		0	0	0						(2,075,000)	(455,000)		(218,000)	1,412,000	13,637,000						(12,114,000)	(8,310,000)	(6,163,000)	(2,436,000)	(3,111,000)
Proceeds from Issuance of Senior Long-term Debt										414,430,000																					0											0										414,430,000
Net income (loss)	2,273,000	(9,575,000)				10,303,000		13,643,000	10,303,000	(19,159,000)	(19,159,000)															(6,753,000)	(2,906,000)		(19,064,000)	(3,203,000)	0						1,556,000	(4,639,000)		12,342,000	(889,000)	(11,341,000)						7,470,000	(2,030,000)	20,365,000	14,395,000	(7,818,000)
Time Share Revenue	98,340,000	58,687,000						318,555,000	211,321,000	214,764,000
Cash and Cash Equivalents, at Carrying Value	26,204,000	18,191,000						21,061,000	19,897,000	27,329,000	17,186,000															0	0		0	0	0	0					14,468,000	8,671,000		12,589,000	9,061,000	8,743,000	6,585,000					11,736,000	9,520,000	8,472,000	10,836,000	18,586,000	10,601,000
Restricted Cash and Cash Equivalents	56,381,000							42,311,000	33,988,000																	0			0	0							20,531,000			18,575,000	16,415,000							35,850,000		23,736,000	17,573,000
Financing Receivable, Net	320,967,000							312,932,000	283,302,000																	(3,000)			(4,000)	(5,000)							291,714,000			279,563,000	276,731,000							29,256,000		33,373,000	6,576,000
Due from Related Parties	2,089,000	4,589,000					(6,267,000)	1,878,000	(6,267,000)	(5,776,000)																9,399,000	5,526,000	8,518,000	18,658,000		55,000						(8,037,000)	11,554,000	(12,141,000)	13,614,000		(4,821,000)						727,000	(12,491,000)	(30,394,000)	(2,644,000)	(1,010,000)
Prepaid Expense and Other Assets	122,766,000							58,024,000	53,477,000																	(14,262,000)			(14,182,000)	(14,268,000)							55,233,000			21,497,000	21,492,000							81,795,000		50,709,000	46,253,000
Inventory, Net	300,488,000	256,525,000						315,867,000	256,805,000																	(29,012,000)			(22,261,000)	(3,204,000)							115,614,000			117,629,000	62,691,000							213,886,000		220,499,000	197,318,000
Property, Plant and Equipment, Net	55,055,000							55,120,000	48,177,000																	0			0	0							24,966,000			25,610,000	26,731,000							30,089,000		29,510,000	21,446,000
Assets Held-for-sale, Long Lived	4,886,000							5,224,000	5,517,000																	0			0	0							4,886,000			5,224,000	5,517,000							0		0	0
Intangible Assets, Net (Excluding Goodwill)	108,312,000							112,498,000	68,109,000																	0			0	0							81,233,000			84,929,000	38,285,000							27,079,000		27,569,000	29,824,000
Assets	1,053,803,000							993,008,000	833,219,000																	(181,188,000)			(169,670,000)	(121,262,000)							655,261,000			608,389,000	507,802,000							579,730,000		554,289,000	446,679,000
Accounts payable	13,524,000							15,719,000	12,353,000																	0			0	0							6,715,000			6,199,000	4,588,000							6,809,000		9,520,000	7,765,000
Due to related parties, net	35,552,000	50,472,000					23,965,000	23,021,000	23,965,000	5,255,000																(9,397,000)	(5,045,000)	(8,572,000)	(19,211,000)		(1,061,000)						22,603,000	25,138,000	34,228,000	(2,576,000)		(67,609,000)						22,346,000	30,379,000	44,808,000	(1,691,000)	(73,925,000)
Accrued Liabilities	100,020,000							106,451,000	70,326,000																	(1,144,000)			(1,065,000)	(2,036,000)							36,313,000			35,120,000	19,142,000							64,851,000		72,396,000	53,220,000
Accrued Income Taxes	855,000							701,000	3,491,000																	0			0	0							855,000			701,000	3,491,000							0		0	0
Deferred Revenue	108,443,000							93,833,000	70,774,000																	0			0	0							18,891,000			14,181,000	11,013,000							89,552,000		79,652,000	59,761,000
Senior Notes	416,747,000							416,491,000	415,546,000																	0			0	0							0			0	0							416,747,000		416,491,000	415,546,000
Securitization Notes and Conduit Facility Net	278,928,000							256,302,000	250,895,000																	0			0	0							278,928,000			256,302,000	250,895,000							0		0	0
Notes Payable	137,545,000							137,906,000	71,514,000																	0			0	0							130,976,000			134,687,000	69,673,000							6,569,000		3,219,000	1,841,000
Liabilities	1,152,861,000							1,091,607,000	950,421,000																	(156,468,000)			(151,560,000)	(121,128,000)							643,941,000			602,393,000	511,871,000							665,388,000		640,774,000	559,678,000
Capital Units, Value	155,568,000							155,568,000	152,247,000																	(14,262,000)			(14,182,000)	(14,218,000)							26,736,000			26,655,000	26,692,000							143,094,000		143,095,000	139,773,000
Retained Earnings (Accumulated Deficit)	(235,161,000)							(237,434,000)	(251,077,000)																	(10,844,000)			(4,444,000)	13,408,000							(23,456,000)			(25,012,000)	(37,503,000)							(200,861,000)		(207,978,000)	(226,982,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(19,465,000)							(16,733,000)	(18,372,000)																	386,000			516,000	676,000							8,040,000			4,353,000	6,742,000							(27,891,000)		(21,602,000)	(25,790,000)
Capital	(99,058,000)							(98,599,000)	(117,202,000)																	(24,720,000)			(18,110,000)	(134,000)							11,320,000			5,996,000	(4,069,000)							(85,658,000)		(86,485,000)	(112,999,000)
Liabilities and Member Capital	1,053,803,000							993,008,000	833,219,000																	(181,188,000)			(169,670,000)	(121,262,000)							655,261,000			608,389,000	507,802,000							579,730,000		554,289,000	446,679,000
Provision for Uncollectible Vacation Interest Sales Revenue	(6,672,000)	(4,115,000)						(25,457,000)	(16,562,000)	(12,655,000)																0			0	0	0						(291,000)	(47,000)		1,547,000	(621,000)	(165,000)						(6,381,000)	(4,068,000)	(27,004,000)	(15,941,000)	(12,490,000)						(6,476,000)	(4,115,000)	(26,539,000)	(17,103,000)
Vacation Interest Net	91,668,000	54,572,000						293,098,000	194,759,000	202,109,000																0	0		0	1,000	0						14,406,000	7,071,000		45,129,000	27,762,000	23,072,000						77,262,000	47,501,000	247,969,000	166,996,000	179,037,000
Management and member services	31,587,000	27,280,000						114,937,000	99,306,000	86,206,000																(4,604,000)	(2,172,000)		(12,284,000)	(5,600,000)	(1,152,000)						9,929,000	6,373,000		33,115,000	23,499,000	19,309,000						26,262,000	23,079,000	94,106,000	81,407,000	68,049,000
Consolidated Resort Operations	8,620,000	8,534,000						33,756,000	29,893,000	26,547,000																0	0		0	0	0						2,093,000	2,071,000		7,237,000	4,839,000	3,367,000						6,527,000	6,463,000	26,519,000	25,054,000	23,180,000
Interest Income, Operating	13,255,000	13,656,000						53,206,000	47,285,000	39,327,000																(439,000)	(636,000)		(2,436,000)	(3,018,000)	(3,022,000)						13,787,000	13,784,000		53,808,000	46,083,000	38,273,000						(93,000)	508,000	1,834,000	4,220,000	4,076,000
Other Operating Income	8,322,000	4,908,000						28,671,000	19,778,000	16,636,000																(12,913,000)	(5,685,000)		(38,063,000)	(12,994,000)	(5,410,000)						10,963,000	3,752,000		31,628,000	7,494,000	2,765,000						10,272,000	6,841,000	35,106,000	25,278,000	19,281,000
Revenues	153,452,000	108,950,000						523,668,000	391,021,000	370,825,000																(17,956,000)	(8,493,000)		(52,783,000)	(21,611,000)	(9,584,000)						51,178,000	33,051,000		170,917,000	109,677,000	86,786,000						120,230,000	84,392,000	405,534,000	302,955,000	293,623,000
Time Share Costs	17,846,000	8,231,000						32,150,000	(9,695,000)	39,730,000																0	0		0	0	0						1,193,000	1,436,000		5,788,000	5,836,000	3,795,000						16,653,000	6,795,000	26,362,000	(15,531,000)	35,935,000
Marketing and Advertising Expense	50,359,000	34,819,000						178,365,000	128,717,000	114,029,000																(894,000)	(180,000)		(1,953,000)	(524,000)	0						9,291,000	4,487,000		28,042,000	18,718,000	16,911,000						41,962,000	30,512,000	152,276,000	110,523,000	97,118,000
Vacation Interest Carrying Cost Net	8,237,000	9,272,000						36,363,000	41,331,000	29,821,000																(1,056,000)	(393,000)		(2,564,000)	(1,185,000)	0						4,768,000	4,313,000		19,506,000	14,682,000	7,642,000						4,525,000	5,352,000	19,421,000	27,834,000	22,179,000
Management and member services costs and expenses	9,779,000	8,275,000						35,330,000	27,125,000	22,444,000																(3,693,000)	(1,134,000)		(10,277,000)	(5,076,000)	(1,152,000)						3,805,000	2,738,000		14,481,000	13,645,000	6,838,000						9,667,000	6,671,000	31,126,000	18,556,000	16,758,000
Consolidated Resort Operations Costs and Expenses	7,722,000	7,082,000						30,311,000	27,783,000	23,972,000																0	0		0	0	0						1,609,000	1,566,000		6,033,000	4,141,000	2,008,000						6,113,000	5,516,000	24,278,000	23,642,000	21,964,000
Loan Portfolio Expense	2,505,000	2,351,000						9,486,000	8,652,000	8,600,000																(2,522,000)	(1,813,000)		(8,919,000)	(6,406,000)	(5,410,000)						2,795,000	2,033,000		10,125,000	7,527,000	7,008,000						2,232,000	2,131,000	8,280,000	7,531,000	7,002,000
Other Cost and Expense, Operating	368,000	1,158,000						8,507,000	3,399,000	3,168,000																(2,599,000)	(1,430,000)		(7,568,000)	(2,199,000)	0						2,083,000	800,000		5,863,000	1,128,000	58,000						884,000	1,788,000	10,212,000	4,470,000	3,110,000
General and Administrative Expense	22,800,000	20,760,000						99,015,000	80,412,000	67,905,000																0	(1,000)		(2,000)	0	0						7,149,000	6,823,000		37,788,000	25,639,000	15,293,000						15,651,000	13,938,000	61,229,000	54,773,000	52,612,000
Depreciation, Depletion and Amortization	6,254,000	3,805,000						18,857,000																		0	0		0								4,020,000	1,973,000		11,195,000								2,234,000	1,832,000	7,662,000
Share-based Compensation								3,321,000																					0											0										3,321,000
Depreciation, Depletion and Amortization, Nonproduction	6,254,000	3,805,000						18,857,000	13,966,000	11,939,000																				0	0										5,717,000	2,991,000									8,249,000	8,948,000
Gains (Losses) on Extinguishment of Debt								0	0	1,081,000																					0											0										1,081,000
Interest Expense	24,842,000	21,931,000						96,157,000	82,010,000	67,162,000																(439,000)	(636,000)		(2,436,000)	(3,018,000)	(3,022,000)						12,466,000	11,220,000		53,603,000	36,953,000	36,975,000						12,815,000	11,347,000	44,990,000	48,075,000	33,209,000
Extinguishment of Debt, Gain (Loss), Net of Tax										1,081,000																					0											0
Asset Impairment Charges	79,000	(11,000)						1,009,000	1,572,000	3,330,000																0	0		0	0	0						79,000	(22,000)		808,000	1,016,000	2,318,000						0	11,000	201,000	556,000	1,012,000
Gain (Loss) on Disposition of Assets	(50,000)	(72,000)						(605,000)	(708,000)	(1,923,000)																0	0		0	0	0						(51,000)	(71,000)		(621,000)	(689,000)	(1,960,000)						1,000	(1,000)	16,000	(19,000)	(37,000)
Change in deferred income taxes								(13,010,000)	(8,567,000)	(377,000)																					0											(377,000)										0
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	(51,000)						(20,610,000)	(14,329,000)	0				(14,329,000)		(20,741,000)	(14,329,000)	0	(100,000)								0		0	0			0	0				(51,000)		(20,610,000)	(14,329,000)			(14,329,000)	(20,741,000)				0	0	0			0	0
Increase (Decrease) in Deferred Income Taxes									(8,567,000)																					0											(8,567,000)										0
Payments to acquire productive assets-supplemental cash flow										(30,722,000)				104,917,000		56,106,000															0		0	0								(30,722,000)		104,917,000	56,106,000							0		0	0
Deferred Income Tax Expense (Benefit)								(13,010,000)	(8,568,000)	0				8,567,000		13,010,000	8,567,000	0											0					0						(13,010,000)				8,567,000	13,010,000					0					0
Total costs and expenses	150,741,000	117,550,000						524,335,000	390,235,000	391,258,000																(11,203,000)	(5,587,000)		(33,719,000)	(18,408,000)	(9,584,000)						49,207,000	37,245,000		172,001,000	119,984,000	99,877,000						112,737,000	85,892,000	386,053,000	288,659,000	300,965,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	2,711,000	(8,600,000)						(667,000)	786,000	(20,433,000)																(6,753,000)	(2,906,000)		(19,064,000)	(3,203,000)	0						1,971,000	(4,194,000)		(1,084,000)	(10,307,000)	(13,091,000)						7,493,000	(1,500,000)	19,481,000	14,296,000	(7,342,000)
Income Tax Expense (Benefit)	438,000	975,000						(14,310,000)	(9,517,000)	(1,274,000)																0	0		0	0	0						415,000	445,000		(13,426,000)	(9,418,000)	(1,750,000)						23,000	530,000	(884,000)	(99,000)	476,000
Amortization of Financing Costs and Discounts	1,874,000	1,506,000						6,293,000	6,138,000	2,521,000																0			0	0	0						1,220,000	933,000		3,883,000	4,024,000	1,430,000						654,000	573,000	2,410,000	2,114,000	1,091,000
Amortization of Loan Origination Costs and Discounts	(1,230,000)	(248,000)						(2,342,000)	(3,562,000)	(3,007,000)																0			0	0	0						(48,000)	(919,000)		775,000	(1,113,000)	0						(1,182,000)	(671,000)	(3,117,000)	(2,449,000)	(3,007,000)
Foreign Currency Transaction Gain (Loss), Realized	61,000	(29,000)						113,000	(72,000)	42,000																	0		0	0	0						61,000	(29,000)		113,000	(72,000)	42,000						0	0	0	0	0
Gain Loss on Mortgage Repurchase	0	(11,000)						(27,000)	(196,000)	(191,000)																			0	0	0							0		0	0	0							(11,000)	(27,000)	(196,000)	(191,000)
Increase Decrease in Mortgages and Contracts Receivable	(16,058,000)	(634,000)					(10,000)	(51,716,000)	(10,000)	12,190,000																(1,000)	0	(8,000)	(1,000)		(8,000)						(12,607,000)	75,000	(11,834,000)	5,252,000		108,816,000						(3,450,000)	(709,000)	(56,967,000)	11,832,000	(96,618,000)
Increase (Decrease) in Other Receivables	12,193,000	12,226,000					5,522,000	(7,756,000)	5,522,000	3,041,000																0	40,000	137,000	(410,000)		(44,000)						3,234,000	3,422,000	7,287,000	(121,000)		4,072,000						8,959,000	8,764,000	(7,225,000)	(1,902,000)	(987,000)
Increase (Decrease) in Prepaid Expense	(64,407,000)	(60,054,000)					(6,271,000)	(4,295,000)		115,000																80,000	833,000	0	0		(1,159,000)						(33,232,000)	(27,875,000)	(4,020,000)	217,000		(203,000)						(31,255,000)	(33,012,000)	(4,512,000)	(2,251,000)	(1,477,000)
Increase (Decrease) in Inventories	13,210,000	1,454,000					(39,329,000)	(24,025,000)	(39,329,000)	10,308,000																6,751,000	2,056,000	3,204,000	19,057,000		0						(158,000)	(2,618,000)	(4,305,000)	(19,977,000)		441,000						6,617,000	2,016,000	(23,105,000)	(38,228,000)	9,867,000
Increase (Decrease) in Accounts Payable	(1,884,000)	(220,000)					4,187,000	(502,000)	4,187,000	(3,224,000)																0	0	0	0		0						827,000	(1,283,000)	1,904,000	(2,257,000)		(376,000)						(2,711,000)	1,063,000	1,755,000	2,283,000	(2,848,000)
Increase (Decrease) in Accrued Liabilities	(3,051,000)	(5,533,000)					2,588,000	32,186,000	2,588,000	18,447,000																(79,000)	329,000	(76,000)	971,000		(101,000)						4,585,000	(358,000)	3,197,000	12,567,000		(4,440,000)						(7,557,000)	(5,504,000)	18,648,000	(533,000)	22,988,000
Increase (Decrease) in Income Taxes Payable	1,089,000	435,000					(1,082,000)	(3,232,000)	(1,082,000)	4,632,000																0	0	0	0		0						191,000	399,000	154,000	(2,934,000)		4,388,000						898,000	36,000	(298,000)	(1,236,000)	244,000
Increase (Decrease) in Deferred Revenue	15,415,000	18,537,000					1,372,000	22,258,000	1,372,000	8,632,000																0	(833,000)	0	0		0						5,515,000	3,864,000	(3,032,000)	2,367,000		(809,000)						9,900,000	15,506,000	19,891,000	4,404,000	9,441,000
Net cash provided by operating activities	10,338,000	20,701,000					9,292,000	24,600,000	9,292,000	66,001,000																0	0	0	0		0						(9,855,000)	9,540,000	(617,000)	(2,070,000)		33,133,000						20,193,000	11,161,000	26,670,000	9,909,000	32,868,000
Payments to Acquire Property, Plant, and Equipment	(2,524,000)	(1,885,000)						(14,335,000)	(6,276,000)	(5,553,000)																0	0		0	0	0						(199,000)	(210,000)		(664,000)	(1,234,000)	(1,196,000)						(2,325,000)	(1,675,000)	(13,671,000)	(5,042,000)	(4,357,000)
Purchase of assets in connection acquisition, net cash acquired								0	0	(30,722,000)			0	(102,400,000)	0	(51,635,000)	0	0		(4,471,000)	0	0											0	0	0	0								(102,400,000)	(51,635,000)	(30,722,000)	(4,471,000)							0	0	0	0
Payments for Disbursement of Tempus Acquisition Note Receivable								0	(3,493,000)	(3,005,000)																				0	0										(3,493,000)	(3,005,000)									0	0
Proceeds from Sale of Productive Assets	0	219,000						1,103,000	2,369,000	1,881,000																	0		0	0	0							218,000		1,101,000	2,364,000	1,880,000							1,000	2,000	5,000	1,000
Net Cash Provided by (Used in) Investing Activities	(2,524,000)	(1,666,000)						(69,338,000)	(109,800,000)	(37,399,000)																0	0		0	0	0						(199,000)	8,000		(55,669,000)	(104,763,000)	(33,043,000)						(2,325,000)	(1,674,000)	(13,669,000)	(5,037,000)	(4,356,000)
Proceeds from issuance of securitization notes and Funding Facilities	127,680,000	30,607,000						119,807,000	206,817,000	54,100,000																0	0		0	0	0						127,680,000	30,607,000		119,807,000	206,817,000	54,100,000						0	0	0	0	0
Payments on Securitization Notes and Conduit Facility	105,151,000	35,765,000						(114,701,000)	(138,910,000)	(90,226,000)																0	0		0	0	0						(105,151,000)	35,765,000		(114,701,000)	(136,849,000)	(82,696,000)						0	0	0	(2,061,000)	(7,530,000)
Repayments of Lines of Credit										(397,609,000)																					0											0										(397,609,000)
Repayments of Notes Payable	(9,816,000)	(7,088,000)						(31,267,000)	(16,861,000)	(8,221,000)																0	0		0	0	0						(7,252,000)	(4,602,000)		(21,017,000)	(8,795,000)	(445,000)						(2,564,000)	(2,486,000)	(10,250,000)	(8,066,000)	(7,776,000)
Payments of Debt Issuance Costs	(1,974,000)	(24,000)						(2,583,000)	(5,533,000)	(19,125,000)																0	0		0	0	0						(2,048,000)	(25,000)		(2,507,000)	(5,106,000)	(3,153,000)						74,000	1,000	(76,000)	(427,000)	(15,972,000)											(12,800,000)	(13,200,000)	(14,700,000)
Proceeds from Issuance or Sale of Equity					62,400,000					75,000,000																					0											0										75,000,000
Payments for Repurchase of Other Equity								(75,000,000)		75,000,000																					0											0
Proceeds from Issuance of Common and Preferred Units								0	146,651,000	75,000,000																				0											0										146,651,000
Payments for Repurchase of Warrants			(6,400,000)	(10,100,000)				0	(16,598,000)	0																				0											0										(16,598,000)
Payments for Repurchase of Common Stock			(16,400,000)					0	(16,352,000)	0																				0											0										(16,352,000)
Proceeds from (Repurchase of) Redeemable Preferred Stock								0	(108,701,000)	0																				0											0										(108,701,000)
Payments of Stock Issuance Costs	0	8,000						0	(4,632,000)	(2,888,000)																				0	0										0	0									(4,632,000)	(2,888,000)
Payments for Derivative Instrument, Financing Activities								0	0	71,000																					0											0										71,000
Net cash provided by financing activities	(2,131,000)	(20,978,000)						45,540,000	93,035,000	(18,271,000)																0	0		0	0	0						12,473,000	(10,175,000)		60,905,000	105,657,000	2,256,000						(14,604,000)	(10,803,000)	(15,365,000)	(12,622,000)	(20,527,000)
Cash and Cash Equivalents, Period Increase (Decrease)	5,683,000	(1,943,000)						802,000	(7,473,000)	10,331,000																0	0		0	0	0						2,419,000	(627,000)		3,166,000	277,000	2,346,000						3,264,000	(1,316,000)	(2,364,000)	(7,750,000)	7,985,000
Effect of Exchange Rate on Cash and Cash Equivalents	(540,000)	237,000						362,000	41,000	(188,000)																0	0		0	0	0						(540,000)	237,000		362,000	41,000	(188,000)						0	0	0	0	0
Interest Paid	32,689,000	32,054,000						80,367,000	74,138,000	44,634,000																0	0		0	0	0						7,416,000	6,439,000		29,802,000	23,017,000	18,545,000						25,273,000	25,615,000	50,565,000	51,121,000	26,089,000
Income Taxes Paid	(656,000)	549,000						1,960,000	161,000	(5,514,000)																0	0		0	0	0						220,000	51,000		2,546,000	(977,000)	(5,747,000)						(876,000)	498,000	(586,000)	1,138,000	233,000
Priority Returns and Redemption Premiums on Preferred Units								0	8,412,000	17,654,000		0																		0	0										0	0									8,412,000	17,654,000
Insurance Premiums Financed Through Issuance of Note Payable	5,914,000	6,043,000						10,504,000	8,500,000	7,897,000																0	0		0	0	0						0	0		0	0	0						5,914,000	6,043,000	10,504,000	8,500,000	7,897,000
Due from Related Parties	22,978,000							22,995,000	28,265,000																	(137,911,000)			(133,223,000)	(103,375,000)							34,482,000			27,083,000	38,550,000							126,407,000		129,135,000	93,090,000
Other Receivables, Net, Current	35,737,000							46,049,000	35,053,000																	0			0	(410,000)							12,109,000			15,665,000	12,304,000							23,628,000		30,384,000	23,159,000
Income Taxes Receivable, Current	29,000							927,000	629,000																	0											25,000											4,000
Income Taxes Receivable								927,000	629,000																				0	0										25,000	25,000									902,000	604,000
Due to Related Parties	96,799,000							64,204,000	55,522,000																	(155,324,000)			(150,495,000)	(119,092,000)							171,263,000			155,203,000	153,069,000							80,860,000		59,496,000	21,545,000
Unrealized gain on derivative instruments								0	(79,000)	(314,000)																				0	0										0	0									(79,000)	(314,000)
Gain on Business Interruption Insurance Recovery	(2,203,000)	0						0	(3,535,000)	0																				0											0							(2,203,000)			(3,535,000)
Assets Held for Sale Reclassified to Unsold Vacation Interests								0	2,750,000	0																				0											2,750,000										0
Unsold vacation interests reclassified to assets held for sale	0	18,000						431,000	0	10,064,000																	0		0		0							18,000		431,000		10,064,000							0	0		0
Propertyandequipmentreclassifiedtoassetsto be disposedbutnotactivelymarketed										588,000																					0											588,000										0
financed receivables reclassifiedto assetsheldforsale										587,000																					0											587,000										0
ProceedsfromissuanceofiILXinventoryloanintransit										1,028,000																					0											1,028,000										0
Noncash or Part Noncash Acquisition, Value of Assets Acquired										34,876,000				136,316,000		103,780,000	136,316,000	34,876,000													0		0	0								34,876,000		136,316,000	103,780,000							0		0	0
Liabilities Assumed										4,154,000				8,503,000		13,923,000	8,503,000	4,154,000													0		0	0								4,154,000		8,503,000	13,923,000							0		0	0
Debt Instrument, Unamortized Discount	(673,000)							9,262,196,000	(1,054,000)														(673,000)	(753,000)	1,054,000																																							8,509,000		(10,600,000)	(8,253,000)	(8,509,000)	(9,454,000)	0		0	0	0	0		(673,000)		0	(1,054,000)	0	0	0			753,000	0	8,253,000	8,509,000
Proceeds from Notes Payable	1,319,000	65,000						80,665,000	48,178,000	20,813,000																0	0		0	0	0						1,319,000	65,000		79,541,000	48,178,000	20,813,000						0	0	1,124,000	0	0
other receivables reclassified to assets held for sale								54,000	0	0																																																																		0			54,000						0
Managementcontractsreclassifiedtoassetsheldforsale								13,000	0	587,000																																																																		0			13,000						0
assets held for sale reclassified to management contracts								0	234,000	0																				0											234,000										0
Transfersfromassetstobedisposedbutnotactivelymarketed								0	1,589,000	0																															1,589,000										0
Provision for Doubtful Accounts	$ (6,672,000)	$ (4,115,000)						$ (25,457,000)	$ (16,562,000)																																																			$ (25,457,000)	$ (16,562,000)	$ (12,655,000)								$ 0	$ 0	$ 0	$ 0				$ (291,000)	$ (47,000)	$ 1,547,000	$ (621,000)			$ 6,381,000	$ 4,068,000		$ 27,004,000	$ 15,941,000